FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 568	$ 623
Disclosure of financial liabilities [line items]
Financial liabilities	6,397	5,021
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	66	77
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	6,331	4,944
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	56	29
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	512	594
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	419	487
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	419	487
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,114	3,526
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	3,114	3,526
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,851	0
Exchangeable and Class B Shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and Class B Shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,851
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,013	1,008
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	66	77
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	947	931
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	161	204
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	161	204
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	351	390
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	351	390
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	56	29
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	56	29
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0